Geographic Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Sales by Geographical Area

The unaudited net sales by geographical area for the three and nine months ended September 30, 2017 and 2016 were (in thousands):

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2017	2016	2017	2016
Central America	$705	$1,733	$1,787	$9,713
South America	855	1,143	2,461	3,556
Mexico	1,946	4,329	5,472	10,570
U.S.-based Latin American distributors	2,333	1,653	7,636	5,398
South Africa	169	—	169	—
United States	—	131	1	1,288

Total	$6,008	$8,989	$17,526	$30,525

The table summarizes the Company’s net sales by geographic area for the years ended December 31, 2016, 2015 and 2014 (in thousands):

	2016	2015	2014
Central America	$10,883	$8,223	$15,887
South America	4,849	9,879	12,767
Mexico	15,128	13,339	8,063
U.S.-based distributors selling to Latin America	6,992	11,853	7,240
United States	1,276	4,511	2,582
EMEA	—	—	1,530
Asia Pacific	12	28	75

Total	$39,140	$47,833	$48,144